Financial Risk Factors and Risk Management - Designated Hedged Items in SBC Hedges (Details) - Cash-Settled RSUs - Cash settled share-based compensation hedges - Cash flow hedges - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Change in value used for calculating hedge ineffectiveness	€ 3	€ 0
Cash flow hedge reserve balance	6	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	€ 0	€ 0